CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (17,885)	$ (15,233)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,271	1,367
Depreciation	820	704
Increase in severance pay, net	80	131
Gain from sale of marketable securities		(277)
Realized gain from foreign currency derivative contracts		(24)
Decrease in interest receivables from short-term bank deposits	114	367
Decrease in trade receivable		7,400
Decrease in other accounts receivable and prepaid expenses	39	251
Decrease in long-term prepaid expenses	52	5
Decrease in deferred revenues		(189)
Increase (decrease) in trade payables and other accounts payable and accrued expenses	447	(2,233)
Net cash used in operating activities	(15,062)	(7,731)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	35,561	54,000
Investment in short-term bank deposits	(13,000)	(38,561)
Changes in restricted cash	(54)	85
Purchase of property and equipment	(240)	(701)
Proceeds from sales of marketable securities		266
Net cash provided by investing activities	22,267	15,089
Cash flows from financing activities:
Proceeds from exercise of options		1,190
Net cash provided by financing activities		1,190
Increase in cash and cash equivalents	7,205	8,548
Cash and cash equivalents at the beginning of the period	9,709	10,777
Cash and cash equivalents at the end of the period	16,914	19,325
Supplemental disclosure of non-cash investing and financing activities:
Receivables from exercise of options		185
Receivables from foreign currency derivative contracts	319	84
Purchase of property and equipment	$ 23	$ 144